INTANGIBLE ASSETS, NET - Schedule of Estimated Annual Amortization Expenses (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
INTANGIBLE ASSETS, NET
2025	¥ 35,959	$ 4,926
2026	34,455	4,720
2027	29,395	4,027
2028	28,596	3,918
2029	¥ 163,736	$ 22,432